Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	TherapeuticsMD, Inc.
Entity Central Index Key	0000025743
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31